2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Raw materials	$ 790	$ 789	$ 795
Work in process	81	82	115
Finished goods	27	27	141
Consigned inventory	113	83	0
Inventory reserve	(716)	(716)	(278)
Total	$ 295	$ 265	$ 773